Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of financial instruments breakdown by category

		2020
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Cash and cash equivalents	15	1,086,163	—	1,086,163
Financial investments	16	35,044	—	35,044
Derivative financial instruments	17 (a)	—	31,980	31,980
Trade accounts receivables	19	64,262	164,770	229,032
Related parties (i)	22	2	—	2
		1,185,471	196,750	1,382,221

		2020
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Loans and financings	26 (a)	1,822,756	201,558	2,024,314
Lease liabilities	25 (b)	25,689	—	25,689
Derivative financial instruments	17 (a)	—	26,874	26,874
Trade payables	27	370,122	—	370,122
Confirming payables	31	145,295	—	145,295
Use of public assets (ii)		19,215	—	19,215
Related parties (i)	22	561	—	561
		2,383,638	228,432	2,612,070

		2019
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Cash and cash equivalents	15	698,618	—	698,618
Financial investments	16	58,775	—	58,775
Derivative financial instruments	17 (a)	—	19,524	19,524
Trade accounts receivables	19	107,995	69,236	177,231
Related parties (i)	22	744	—	744
		866,132	88,760	954,892

		2019
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Total
Loans and financings	26 (a)	1,411,179	97,378	1,508,557
Lease liabilities	25 (b)	34,384	—	34,384
Derivative financial instruments	17 (a)	—	21,818	21,818
Trade payables	27	414,080	—	414,080
Confirming payables	31	82,770	—	82,770
Use of public assets (ii)		23,279	—	23,279
Related parties (i)	22	834	—	834
		1,966,526	119,196	2,085,722
(i)	Classified as Other assets and liabilities in the consolidated balance sheet.
(ii)	Classified as Other liabilities in the consolidated balance sheet.